DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)								1 Months Ended		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 12, 2022 USD ($) $ / shares	Oct. 12, 2021 USD ($) $ / shares M	Oct. 12, 2021 USD ($) $ / shares	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 13, 2021 USD ($)	Jan. 12, 2021 USD ($) $ / shares shares	Jul. 31, 2020 item	Mar. 31, 2021	Jul. 31, 2020 item	Mar. 31, 2021 shares	Apr. 12, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares shares	Oct. 12, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) M	Oct. 12, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item							1		1
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares										5,750,000
Purchase price, per unit | $ / shares		$ 0.10	$ 0.10			$ 10.00							$ 0.10		$ 10.00
Proceeds from Issuance of Private Placement												$ 2,000,000
Proceeds from Issuance or Sale of Equity						$ 50,000,000
Payments for investment of cash in Trust Account				$ 57,500,000	$ 500,000							57,500,000
Cash held outside the trust account				7,500,000
Transaction Costs												5,131,593		$ 4,844,093
Underwriting fees												1,150,000		1,150,000
Deferred Offering Costs Noncurrent												2,012,500		1,725,000
Other offering costs												$ 1,969,093		$ 1,969,093
Shares subject to forfeiture | shares												0
Condition for future business combination use of proceeds percentage												80		80
Condition for future business combination threshold Percentage Ownership												50		50
Redemption of shares calculated based on business days prior to consummation of business combination (in days)								10 days
Condition for future business combination threshold Net Tangible Assets												$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent												20		20
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)												100.00%		100.00%
Months to complete acquisition | M		9												9
Redemption period upon closure		15 months												15 months
Maximum Allowed Dissolution Expenses											$ 1,000,000		$ 500,000
Marketable securities held in Trust Account												$ 57,505,231
Cash												296,363
Working Capital Deficit												$ 370,869
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares	$ 0.10	$ 0.10	0.10			$ 10.00					$ 0.10		$ 0.10
Proceeds from Issuance or Sale of Equity						$ 50,000,000
Payments for investment of cash in Trust Account				57,500,000	$ 500,000	57,500,000
Cash held outside the trust account				$ 7,500,000
Transaction Costs						375,000
Underwriting fees						150,000
Deferred Offering Costs Noncurrent						$ 225,000
Redemption period upon closure		15 months
Maximum Allowed Dissolution Expenses	$ 1,000,000	$ 1,000,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				5,750,000		5,000,000
Purchase price, per unit | $ / shares		$ 10.00	$ 10.00			$ 10.00						$ 10.00	$ 10.00
Proceeds from issuance initial public offering						$ 50,000,000
Initial Public Offering | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				5,750,000		5,000,000
Purchase price, per unit | $ / shares						$ 10.00
Proceeds from issuance initial public offering						$ 50,000,000
Initial Public Offering | Public Warrants | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Maximum Allowed Dissolution Expenses		$ 500,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				15,000		185,000
Purchase price, per unit | $ / shares				$ 10.00		$ 10.00
Proceeds from Issuance of Private Placement				$ 7,650,000		$ 1,850,000
Private Placement | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				15,000		185,000
Purchase price, per unit | $ / shares				$ 10.00		$ 10.00
Proceeds from Issuance of Private Placement				$ 7,650,000		$ 1,850,000								$ 1,850,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				750,000
Purchase price, per unit | $ / shares				$ 10.00
Proceeds from issuance initial public offering				$ 1,725,000
Proceeds from Issuance of Private Placement				150,000
Proceeds from Issuance or Sale of Equity				$ 7,500,000
Shares subject to forfeiture | shares												187,500
Maximum Allowed Dissolution Expenses											$ 1,150,000		$ 575,000
Over-allotment option | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				750,000		750,000
Purchase price, per unit | $ / shares				$ 10.00
Proceeds from Issuance of Private Placement				$ 150,000		$ 1,850,000
Proceeds from Issuance or Sale of Equity				$ 7,500,000
Maximum Allowed Dissolution Expenses	$ 1,150,000	$ 1,150,000	$ 575,000